Capitalized Cost from Contracts with Customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Incremental Costs of Obtaining Customer Contracts
Capitalized contract cost, current	€ 583	€ 480
Capitalized contract cost, non-current	1,687	1,435
Assets recognised from costs to obtain or fulfil contracts with customers	2,270	1,915
Other current non-financial assets	1,321	1,188
Other non-current non-financial assets	1,926	1,701
Other non-financial assets	€ 3,247	€ 2,889
Capitalized contract cost as % of other non-financial assets, current	44.00%	40.00%
Capitalized contract cost as % of other non-financial assets, non-current	88.00%	84.00%
Capitalized contract cost as % of other non-financial assets	70.00%	66.00%
Capitalized cost of obtaining customer contracts
Incremental Costs of Obtaining Customer Contracts
Amortization period		18 months to eight years
Capitalized contract cost, current	€ 491	€ 414
Capitalized contract cost, non-current	1,536	1,318
Assets recognised from costs to obtain or fulfil contracts with customers	2,028	1,732
Amortization expenses of capitalized contract costs	€ 450	367
Incremental costs
Incremental Costs of Obtaining Customer Contracts
Amortization period	one year or less
Capitalized cost to fulfill customer contracts
Incremental Costs of Obtaining Customer Contracts
Amortization period	typically seven to eight years
Capitalized contract cost, current	€ 91	66
Capitalized contract cost, non-current	151	117
Assets recognised from costs to obtain or fulfil contracts with customers	242	183
Amortization expenses of capitalized contract costs	€ 129	€ 81